Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REALTY INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001041917
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2011